Note 26 - Related Party Transactions (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Sojitz Corporation [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	$ 2.6	$ 0.3
Endako Mine [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint operation	75.00%
Endako Mine [member] | Sojitz Corporation [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint operation	25.00%